                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


      VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO
      PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004           (UNAUDITED)



                                                                                    NUMBER OF
      DESCRIPTION                                                                     SHARES                 VALUE
      COMMON STOCKS    93.3%
      ALUMINUM    1.8%
      Alcoa, Inc.                                                                     759,900               25,525,041
                                                                                                -----------------------

      APPAREL & ACCESSORIES    0.8%
      Jones Apparel Group, Inc.                                                       316,100               11,316,380
                                                                                                -----------------------

      BROADCASTING & CABLE TV    2.9%
      Clear Channel Communications, Inc.                                              689,500               21,491,715
      Liberty Media Corp., Class A (a)                                              1,670,600               14,567,632
      Liberty Media International, Inc., Class A (a)                                  128,870                4,299,361
                                                                                                -----------------------
                                                                                                            40,358,708
                                                                                                -----------------------

      COMMUNICATIONS EQUIPMENT    0.5%
      Andrew Corp. (a)                                                                 56,000                  685,440
      Ericsson, Class B - ADR (Sweden) (a)                                             90,320                2,821,597
      JDS Uniphase Corp. (a)                                                          146,800                  494,716
      Nokia Oyj - ADR (Finland)                                                       160,300                2,199,316
                                                                                                -----------------------
                                                                                                             6,201,069
                                                                                                -----------------------

      COMPUTER HARDWARE    0.9%
      Hewlett-Packard Co.                                                             402,730                7,551,187
      International Business Machines Corp.                                            61,500                5,273,010
                                                                                                -----------------------
                                                                                                            12,824,197
                                                                                                -----------------------

      COMPUTER STORAGE & PERIPHERALS    0.3%
      Lexmark International, Inc., Class A (a)                                         42,400                3,562,024
                                                                                                -----------------------

      CONSUMER FINANCE    0.1%
      Capital One Financial Corp.                                                      21,500                1,588,850
                                                                                                -----------------------

      DATA PROCESSING & OUTSOURCING SERVICES    0.3%
      SunGard Data Systems, Inc. (a)                                                  176,500                4,195,405
                                                                                                -----------------------

      DEPARTMENT STORES    0.8%
      Federated Department Stores, Inc.                                               194,060                8,816,146
      May Department Stores Co.                                                       111,300                2,852,619
                                                                                                -----------------------
                                                                                                            11,668,765
                                                                                                -----------------------

      DIVERSIFIED BANKS    4.9%
      Bank of America Corp.                                                           763,094               33,064,863
      Wachovia Corp.                                                                  134,200                6,300,690
      Wells Fargo & Co.                                                               475,310               28,342,735
                                                                                                -----------------------
                                                                                                            67,708,288
                                                                                                -----------------------

      DIVERSIFIED CHEMICALS    4.3%
      Dow Chemical Co.                                                                800,700               36,175,626
      Du Pont (E.I.) de Nemours & Co.                                                 540,400               23,129,120
                                                                                                -----------------------
                                                                                                            59,304,746
                                                                                                -----------------------

      DRUG RETAIL    0.6%
      CVS Corp.                                                                       212,200                8,939,986
                                                                                                -----------------------

      ELECTRIC UTILITIES    3.5%
      American Electric Power Co., Inc.                                               246,072                7,864,461
      FirstEnergy Corp.                                                               316,600               13,005,928
      Scottish Power PLC - ADR (United Kingdom)                                       161,564                4,982,634
      TXU Corp.                                                                       461,190               22,100,225
                                                                                                -----------------------
                                                                                                            47,953,248
                                                                                                -----------------------

      ELECTRONIC MANUFACTURING SERVICES    0.5%
      Flextronics International Ltd. (Singapore) (a)                                  306,400                4,059,800
      Jabil Circuit, Inc. (a)                                                          61,500                1,414,500
      Kemet Corp. (a)                                                                 154,600                1,250,714
                                                                                                -----------------------
                                                                                                             6,725,014
                                                                                                -----------------------

      FOOD RETAIL    0.7%
      Kroger Co. (a)                                                                  615,400                9,551,008
                                                                                                -----------------------

      HEALTH CARE DISTRIBUTORS    0.7%
      AmerisourceBergen Corp.                                                         178,000                9,560,380
                                                                                                -----------------------

      HOUSEHOLD PRODUCTS    2.4%
      Kimberly-Clark Corp.                                                            502,860               32,479,727
                                                                                                -----------------------

      INDUSTRIAL MACHINERY    0.3%
      Cognex Corp.                                                                    132,800                3,479,360
                                                                                                -----------------------

      INTEGRATED OIL & GAS    4.7%
      BP PLC - ADR (United Kingdom)                                                   149,180                8,582,325
      ConocoPhillips                                                                  156,456               12,962,380
      Petroleo Brasileiro SA - ADR (Brazil) (a)                                       457,400               16,123,350
      Royal Dutch Petroleum Co. (Netherlands)                                         137,900                7,115,640
      Total SA - ADR (France)                                                         191,200               19,534,904
                                                                                                -----------------------
                                                                                                            64,318,599
                                                                                                -----------------------

      INTEGRATED TELECOMMUNICATION SERVICES    11.0%
      Amdocs Ltd. (Guernsey) (a)                                                       24,800                  541,384
      SBC Communications, Inc.                                                      1,599,200               41,499,240
      Sprint Corp.                                                                  3,045,800               61,311,954
      Verizon Communications, Inc.                                                  1,217,480               47,944,362
                                                                                                -----------------------
                                                                                                           151,296,940
                                                                                                -----------------------

      INVESTMENT BANKING & BROKERAGE    0.9%
      Goldman Sachs Group, Inc.                                                         7,800                  727,272
      Lehman Brothers Holdings, Inc.                                                   62,900                5,014,388

      Merrill Lynch & Co., Inc.                                                       128,700                6,398,964
                                                                                                -----------------------
                                                                                                            12,140,624
                                                                                                -----------------------

      IT CONSULTING & OTHER SERVICES    0.5%
      Affiliated Computer Services, Inc., Class A (a)                                 119,600                6,658,132
                                                                                                -----------------------

      LEISURE PRODUCTS    0.5%
      Mattel, Inc.                                                                    384,400                6,969,172
                                                                                                -----------------------

      LIFE & HEALTH INSURANCE    1.4%
      Metlife, Inc.                                                                   222,500                8,599,625
      Torchmark Corp.                                                                 213,710               11,365,098
                                                                                                -----------------------
                                                                                                            19,964,723
                                                                                                -----------------------

      MANAGED HEALTH CARE    0.4%
      Aetna, Inc.                                                                      56,300                5,626,059
                                                                                                -----------------------

      MOVIES & ENTERTAINMENT    1.3%
      Walt Disney Co.                                                                 794,600               17,918,230
                                                                                                -----------------------

      MULTI-LINE INSURANCE    0.7%
      Assurant, Inc.                                                                  181,500                4,719,000
      Genworth Financial Inc., Class A                                                211,800                4,934,940
                                                                                                -----------------------
                                                                                                             9,653,940
                                                                                                -----------------------

      MULTI-UTILITIES & UNREGULATED POWER    2.1%
      Constellation Energy Group, Inc.                                                197,230                7,857,643
      Dominion Resources, Inc.                                                        186,700               12,182,175
      Public Service Enterprise Group, Inc.                                           221,800                9,448,680
                                                                                                -----------------------
                                                                                                            29,488,498
                                                                                                -----------------------

      OIL & GAS DRILLING    2.4%
      GlobalSantaFe Corp. (Cayman Islands)                                            522,700               16,020,755
      Transocean, Inc. (Cayman Islands) (a)                                           491,600               17,589,448
                                                                                                -----------------------
                                                                                                            33,610,203
                                                                                                -----------------------

      OIL & GAS EQUIPMENT & SERVICES    6.1%
      Halliburton Co.                                                               1,733,190               58,391,171
      Schlumberger, Ltd. (Netherlands)                                                388,750               26,166,763
                                                                                                -----------------------
                                                                                                            84,557,934
                                                                                                -----------------------

      OTHER DIVERSIFIED FINANCIAL SERVICES    2.5%
      Citigroup, Inc.                                                                 632,500               27,905,900
      J.P. Morgan Chase & Co.                                                         150,455                5,977,577
                                                                                                -----------------------
                                                                                                            33,883,477
                                                                                                -----------------------

      PACKAGED FOODS    2.1%
      Kraft Foods, Inc.                                                               453,100               14,372,332
      Unilever NV (Netherlands)                                                       261,400               15,108,920
                                                                                                -----------------------
                                                                                                            29,481,252
                                                                                                -----------------------

      PAPER PRODUCTS    6.0%
      Georgia-Pacific Corp.                                                           945,700               33,997,915
      International Paper Co.                                                       1,209,279               48,866,964
                                                                                                -----------------------
                                                                                                            82,864,879
                                                                                                -----------------------

      PHARMACEUTICALS    10.6%
      Bristol-Myers Squibb Co.                                                      1,706,125               40,383,979
      GlaxoSmithKline PLC - ADR (United Kingdom)                                    1,086,900               47,530,137
      Merck & Co., Inc.                                                               105,800                3,491,400
      Pfizer, Inc.                                                                    569,600               17,429,760
      Roche Holdings AG - ADR (Switzerland)                                           149,200               15,413,464
      Schering-Plough Corp.                                                           694,000               13,227,640
      Wyeth, Inc                                                                      247,800                9,267,720
                                                                                                -----------------------
                                                                                                           146,744,100
                                                                                                -----------------------

      PHOTOGRAPHIC PRODUCTS    0.7%
      Eastman Kodak Co.                                                               295,500                9,521,010
                                                                                                -----------------------

      PROPERTY & CASUALTY    3.3%
      Allstate Corp.                                                                  256,700               12,319,033
      AMBAC Financial Group, Inc.                                                     118,480                9,472,476
      Berkshire Hathaway, Inc., Class B (a)                                               185                  531,135
      Chubb Corp.                                                                     274,250               19,274,290
      Saint Paul Travelers Co., Inc.                                                  124,098                4,102,680
                                                                                                -----------------------
                                                                                                            45,699,614
                                                                                                -----------------------

      REGIONAL BANKS    1.5%
      PNC Financial Services Group, Inc.                                              308,500               16,689,850
      SouthTrust Corp.                                                                 35,700                1,487,262
      SunTrust Banks, Inc.                                                             33,600                2,365,776
                                                                                                -----------------------
                                                                                                            20,542,888
                                                                                                -----------------------

      REINSURANCE    0.1%
      RenaissanceRe Holdings, Ltd. (Bermuda)                                           22,700                1,170,866
                                                                                                -----------------------

      RESTAURANTS    1.6%
      Darden Restaurants, Inc.                                                        285,500                6,657,860
      McDonald's Corp.                                                                565,300               15,845,359
                                                                                                -----------------------
                                                                                                            22,503,219
                                                                                                -----------------------

      SEMICONDUCTOR EQUIPMENT    0.2%
      Credence Systems Corp. (a)                                                      271,600                1,955,520
      Novellus Systems, Inc. (a)                                                       29,200                  776,428
                                                                                                -----------------------
                                                                                                             2,731,948
                                                                                                -----------------------

      SEMICONDUCTORS    0.0%
      Intel Corp.                                                                      29,400                  589,764
                                                                                                -----------------------

      SPECIALTY CHEMICALS    0.7%
      Rohm & Haas Co.                                                                 224,100                9,629,577
                                                                                                -----------------------

      SYSTEMS SOFTWARE    0.3%
      Check Point Software Technologies Ltd. (Israel) (a)                              51,400                  872,258

      Microsoft Corp.                                                                 112,260                3,103,989
                                                                                                -----------------------
                                                                                                             3,976,247
                                                                                                -----------------------

      THRIFTS & MORTGAGE FINANCE    4.0%
      Fannie Mae                                                                       87,700                5,560,180
      Freddie Mac                                                                     770,640               50,276,554
                                                                                                -----------------------
                                                                                                            55,836,734
                                                                                                -----------------------

      TOBACCO    1.4%
      Altria Group, Inc.                                                              407,040               19,147,162
                                                                                                -----------------------

      TOTAL LONG-TERM INVESTMENTS    93.3%
         (Cost $1,124,970,215)                                                                           1,289,467,987
                                                                                                -----------------------

      REPURCHASE AGREEMENTS    6.3%
      State Street Bank & Trust Co. ($1,628,000 par collateralized by U.S. Government obligations in a pooled cash account,
      interest rate of 1.82%, dated 09/30/04, to be sold on 10/01/04
      at $1,628,082)                                                                                         1,628,000

      UBS Securities LLC ($85,589,000 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate of 1.73%, dated 09/30/04, to be sold on 10/01/04 at
      $85,593,113)                                                                                          85,589,000
                                                                                                -----------------------

      TOTAL REPURCHASE AGREEMENTS
         (Cost $87,217,000)                                                                                 87,217,000
                                                                                                -----------------------

      TOTAL INVESTMENTS    99.6%
         (Cost $1,212,187,215)                                                                           1,376,684,987

      OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                          4,895,387
                                                                                                -----------------------

      NET ASSETS    100.0%                                                                              $1,381,580,374
                                                                                                =======================

      Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF
DESCRIPTION                                                        SHARES               VALUE
COMMON STOCKS  94.6%
ADVERTISING  0.5%
Lamar Advertising Co., Class A (a)                                   50,000       $  2,080,500
                                                                                  ------------

AEROSPACE & DEFENSE  4.5%
Boeing Co.                                                          130,000          6,710,600
General Dynamics Corp.                                               10,000          1,021,000
L-3 Communications Holdings, Inc.                                    35,000          2,345,000
Lockheed Martin Corp.                                                90,000          5,020,200
United Technologies Corp.                                            60,000          5,602,800
                                                                                  ------------
                                                                                    20,699,600
                                                                                  ------------

AIR FREIGHT & COURIERS  1.0%
FedEx Corp.                                                          55,000          4,712,950
                                                                                  ------------

APPAREL & ACCESSORIES  0.6%
Coach, Inc. (a)                                                      60,000          2,545,200
                                                                                  ------------

APPAREL RETAIL  0.8%
American Eagle Outfitters, Inc.                                      55,000          2,026,750
Limited Brands                                                       75,000          1,671,750
                                                                                  ------------
                                                                                     3,698,500
                                                                                  ------------

APPLICATION SOFTWARE  1.6%
Autodesk, Inc.                                                      110,000          5,349,300
SAP AG - ADR (Germany)                                               50,000          1,947,500
                                                                                  ------------
                                                                                     7,296,800
                                                                                  ------------

BIOTECHNOLOGY  3.8%
Amgen, Inc. (a)                                                      80,000          4,534,400
Biogen Idec, Inc. (a)                                                75,000          4,587,750
Celgene Corp. (a)                                                    35,000          2,038,050
Gilead Sciences, Inc. (a)                                           170,000          6,354,600
                                                                                  ------------
                                                                                    17,514,800
                                                                                  ------------

BROADCASTING & CABLE TV  0.6%
XM Satellite Radio Holdings, Inc., Class A (a)                       90,000          2,791,800
                                                                                  ------------

BUILDING PRODUCTS  0.6%
Masco Corp.                                                          75,000          2,589,750
                                                                                  ------------

CASINOS & GAMING  0.6%
Mandalay Resort Group                                                40,000          2,746,000
                                                                                  ------------

COMMUNICATIONS EQUIPMENT  5.5%

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF
DESCRIPTION                                                        SHARES               VALUE
Cisco Systems, Inc. (a)                                             185,000          3,348,500
Corning, Inc. (a)                                                   225,000          2,493,000
Motorola, Inc.                                                      290,000          5,231,600
QUALCOMM, Inc.                                                      200,000          7,808,000
Research in Motion, Ltd. (Canada) (a)                                80,000          6,107,200
                                                                                  ------------
                                                                                    24,988,300
                                                                                  ------------

COMPUTER & ELECTRONICS RETAIL  0.4%
Circuit City Stores, Inc.                                           130,000          1,994,200
                                                                                  ------------

COMPUTER HARDWARE  2.8%
Apple Computer, Inc. (a)                                            165,000          6,393,750
Dell, Inc. (a)                                                      185,000          6,586,000
                                                                                  ------------
                                                                                    12,979,750
                                                                                  ------------

CONSTRUCTION & FARM MACHINERY  0.5%
PACCAR, Inc.                                                         35,000          2,419,200
                                                                                  ------------

CONSUMER ELECTRONICS  0.5%
Harman International Industries, Inc.                                20,000          2,155,000
                                                                                  ------------

CONSUMER FINANCE  1.6%
American Express Co.                                                 90,000          4,631,400
Capital One Financial Corp.                                          35,000          2,586,500
                                                                                  ------------
                                                                                     7,217,900
                                                                                  ------------

DEPARTMENT STORES  1.2%
J.C. Penney Co., Inc.                                               130,000          4,586,400
Nordstrom, Inc.                                                      20,000            764,800
                                                                                  ------------
                                                                                     5,351,200
                                                                                  ------------

DIVERSIFIED BANKS  2.3%
Bank of America Corp.                                               165,000          7,149,450
Wachovia Corp.                                                       75,000          3,521,250
                                                                                  ------------
                                                                                    10,670,700
                                                                                  ------------

DIVERSIFIED CHEMICALS  0.9%
Dow Chemical Co.                                                     95,000          4,292,100
                                                                                  ------------

DIVERSIFIED METALS & MINING  0.5%
Phelps Dodge Corp.                                                   25,000          2,300,750
                                                                                  ------------

DRUG RETAIL  0.4%
Walgreen Co.                                                         55,000          1,970,650
                                                                                  ------------

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF
DESCRIPTION                                                        SHARES               VALUE
ELECTRIC UTILITIES  0.4%
Exelon Corp.                                                         55,000          2,017,950
                                                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.5%
Rockwell Automation, Inc.                                            55,000          2,128,500
                                                                                  ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.4%
Monsanto Co.                                                         55,000          2,003,100
                                                                                  ------------

FOOTWEAR  0.9%
Nike, Inc., Class B                                                  55,000          4,334,000
                                                                                  ------------

HEALTH CARE EQUIPMENT  3.6%
Becton, Dickinson & Co.                                              50,000          2,585,000
Biomet, Inc.                                                         90,000          4,219,200
Boston Scientific Corp. (a)                                          55,000          2,185,150
C.R. Bard, Inc.                                                      40,000          2,265,200
St. Jude Medical, Inc. (a)                                           35,000          2,634,450
Zimmer Holdings, Inc. (a)                                            30,000          2,371,200
                                                                                  ------------
                                                                                    16,260,200
                                                                                  ------------

HEALTH CARE SERVICES  0.7%
Quest Diagnostics, Inc.                                              35,000          3,087,700
                                                                                  ------------

HEALTH CARE SUPPLIES  0.4%
Fisher Scientific International, Inc. (a)                            35,000          2,041,550
                                                                                  ------------

HOME IMPROVEMENT RETAIL  1.6%
Home Depot, Inc.                                                    190,000          7,448,000
                                                                                  ------------

HOMEBUILDING  1.1%
Pulte Homes, Inc.                                                    50,000          3,068,500
Toll Brothers, Inc. (a)                                              40,000          1,853,200
                                                                                  ------------
                                                                                     4,921,700
                                                                                  ------------

HOTELS  1.6%
Carnival Corp.                                                       55,000          2,600,950
Starwood Hotels & Resorts Worldwide, Inc.                           105,000          4,874,100
                                                                                  ------------
                                                                                     7,475,050
                                                                                  ------------

HOUSEHOLD APPLIANCES  0.6%
Black & Decker Corp.                                                 35,000          2,710,400
                                                                                  ------------

HOUSEHOLD PRODUCTS  2.7%
Kimberly-Clark Corp.                                                 40,000          2,583,600





VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF
DESCRIPTION                                                        SHARES               VALUE
Procter & Gamble Co.                                                180,000          9,741,600
                                                                                  ------------
                                                                                    12,325,200
                                                                                  ------------

HYPERMARKETS & SUPER CENTERS  0.6%
Costco Wholesale Corp.                                               70,000          2,909,200
                                                                                  ------------

INDUSTRIAL CONGLOMERATES  2.4%
General Electric Co.                                                145,000          4,869,100
Textron, Inc.                                                        35,000          2,249,450
Tyco International, Ltd. (Bermuda)                                  130,000          3,985,800
                                                                                  ------------
                                                                                    11,104,350
                                                                                  ------------

INDUSTRIAL MACHINERY  2.3%
Danaher Corp.                                                        90,000          4,615,200
Eaton Corp.                                                          55,000          3,487,550
Illinois Tool Works, Inc.                                            25,000          2,329,250
                                                                                  ------------
                                                                                    10,432,000
                                                                                  ------------

INTEGRATED OIL & GAS  5.2%
Amerada Hess Corp.                                                   35,000          3,115,000
ChevronTexaco Corp.                                                 130,000          6,973,200
Exxon Mobil Corp.                                                   225,000         10,874,250
Occidental Petroleum Corp.                                           55,000          3,076,150
                                                                                  ------------
                                                                                    24,038,600
                                                                                  ------------

INTEGRATED TELECOMMUNICATION SERVICES  1.2%
Verizon Communications, Inc.                                        145,000          5,710,100
                                                                                  ------------

INTERNET RETAIL  1.5%
eBay, Inc. (a)                                                       75,000          6,895,500
                                                                                  ------------

INTERNET SOFTWARE & SERVICES  1.6%
Yahoo!, Inc. (a)                                                    220,000          7,460,200
                                                                                  ------------

INVESTMENT BANKING & BROKERAGE  0.5%
Bear Stearns Co., Inc.                                               25,000          2,404,250
                                                                                  ------------

MANAGED HEALTH CARE  2.3%
Aetna, Inc.                                                          35,000          3,497,550
Coventry Health Care, Inc. (a)                                       35,000          1,867,950
UnitedHealth Group, Inc.                                             67,000          4,940,580
                                                                                  ------------
                                                                                    10,306,080
                                                                                  ------------

MOTORCYCLE MANUFACTURERS   0.3%
Harley-Davidson, Inc.                                                25,000          1,486,000
                                                                                  ------------

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF
DESCRIPTION                                                        SHARES               VALUE
MOVIES & ENTERTAINMENT  1.0%
News Corp., Ltd. - ADR (Australia)                                   65,000          2,136,550
Time Warner, Inc. (a)                                               150,000          2,421,000
                                                                                  ------------
                                                                                     4,557,550
                                                                                  ------------

MULTI-LINE INSURANCE    0.5%
American International Group, Inc.                                   35,000          2,379,650
                                                                                  ------------

OFFICE ELECTRONICS    0.6%
Zebra Technologies Corp., Class A (a)                                45,000          2,745,450
                                                                                  ------------

OIL & GAS EQUIPMENT & SERVICES  2.7%
Baker Hughes, Inc.                                                   75,000          3,279,000
BJ Services Co.                                                      55,000          2,882,550
Smith International, Inc. (a)                                        70,000          4,251,100
Weatherford International, Ltd. (a)                                  35,000          1,785,700
                                                                                  ------------
                                                                                    12,198,350
                                                                                  ------------

OIL & GAS EXPLORATION & PRODUCTION  0.8%
Burlington Resources, Inc.                                           90,000          3,672,000
                                                                                  ------------

PACKAGED FOODS  1.2%
Hershey Foods Corp.                                                  50,000          2,335,500
Kellogg Co.                                                          70,000          2,986,200
                                                                                  ------------
                                                                                     5,321,700
                                                                                  ------------

PERSONAL PRODUCTS  1.5%
Avon Products, Inc.                                                 100,000          4,368,000
Gillette Co.                                                         55,000          2,295,700
                                                                                  ------------
                                                                                     6,663,700
                                                                                  ------------

PHARMACEUTICALS  8.3%
Elan Corp. - ADR (Ireland) (a)                                       75,000          1,755,000
Eli Lilly & Co.                                                      35,000          2,101,750
Eon Labs, Inc. (a)                                                   55,000          1,193,500
Johnson & Johnson                                                   180,000         10,139,400
Novartis AG - ADR (Switzerland)                                     130,000          6,067,100
Pfizer, Inc.                                                        225,000          6,885,000
Roche Holdings, Inc. - ADR (Switzerland)                             45,000          4,648,833
Sepracor, Inc. (a)                                                   65,000          3,170,700
Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                  80,000          2,076,000
                                                                                  ------------
                                                                                    38,037,283
                                                                                  ------------

PROPERTY & CASUALTY    0.5%

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF
DESCRIPTION                                                        SHARES               VALUE
SAFECO Corp.                                                         45,000          2,054,250
                                                                                  ------------

RAILROADS  1.0%
Burlington Northern Santa Fe Corp.                                   55,000          2,107,050
Norfolk Southern Corp.                                               75,000          2,230,500
                                                                                  ------------
                                                                                     4,337,550
                                                                                  ------------

RESTAURANTS  1.0%
Starbucks Corp. (a)                                                 105,000          4,773,300
                                                                                  ------------

SEMICONDUCTOR EQUIPMENT  0.7%
Applied Materials, Inc. (a)                                         185,000          3,050,650
                                                                                  ------------

SEMICONDUCTORS  3.1%
Broadcom Corp., Class A (a)                                         145,000          3,957,050
Marvell Technology Group, Ltd. (Bermuda) (a)                        150,000          3,919,500
Microchip Technology, Inc.                                           90,000          2,415,600
Texas Instruments, Inc.                                             185,000          3,936,800
                                                                                  ------------
                                                                                    14,228,950
                                                                                  ------------

SPECIALTY STORES  1.1%

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                 NUMBER OF
DESCRIPTION                                                        SHARES               VALUE
PETsMART, Inc.                                                       25,000            709,750
Staples, Inc.                                                       140,000          4,174,800
                                                                                  ------------
                                                                                     4,884,550
                                                                                  ------------

STEEL  0.6%
Nucor Corp.                                                          30,000          2,741,100
                                                                                  ------------

SYSTEMS SOFTWARE  4.6%
Adobe Systems, Inc.                                                 110,000          5,441,700
Microsoft Corp.                                                     335,000          9,262,750
Symantec Corp. (a)                                                  120,000          6,585,600
                                                                                  ------------
                                                                                    21,290,050
                                                                                  ------------

THRIFTS & MORTGAGE FINANCE  1.4%
Countrywide Financial Corp.                                          70,000          2,757,300
MGIC Investment Corp.                                                55,000          3,660,250
                                                                                  ------------
                                                                                     6,417,550
                                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS  0.4%
Fastenal Co.                                                         35,000          2,016,000
                                                                                  ------------

TOTAL LONG-TERM INVESTMENTS  94.6%
   (Cost $388,829,687)                                                             433,884,913

REPURCHASE AGREEMENT  6.0%

UBS Securities LLC ($27,429,000 par collateralized by
U.S. Government obligations in a pooled cash account,
interest rate of 1.73%, dated 09/30/04, to be sold on
10/01/04 at $27,430,318)                                                            27,429,000
   (Cost $27,429,000)                                                             ------------


TOTAL INVESTMENTS  100.6%
   (Cost $416,258,687)                                                             461,313,913

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%)                                       (2,767,607)
                                                                                  ------------

NET ASSETS  100.0%                                                                $458,546,306
                                                                                  ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR      - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                         NUMBER OF
DESCRIPTION                                                                               SHARES        VALUE
COMMON STOCKS    91.1%
AEROSPACE & DEFENSE    2.3%
Goodrich Corp.                                                                            44,000    $  1,379,840
United Technologies Corp.                                                                 19,000       1,774,220
                                                                                                    -------------
                                                                                                       3,154,060
                                                                                                    -------------

APPLICATION SOFTWARE    1.5%
SAP AG - ADR (Germany)                                                                    54,000       2,103,300
                                                                                                    -------------

BIOTECHNOLOGY    6.1%
Amgen, Inc. (a)                                                                           43,200       2,448,576
Biogen Idec, Inc. (a)                                                                     23,000       1,406,910
Celgene Corp. (a)                                                                         36,000       2,096,280
Gilead Sciences, Inc. (a)                                                                 69,000       2,579,220
                                                                                                    -------------
                                                                                                       8,530,986
                                                                                                    -------------

CASINOS & GAMING    0.6%
Harrah's Entertainment, Inc.                                                              15,000         794,700
                                                                                                    -------------

COMMUNICATIONS EQUIPMENT    5.5%
ADTRAN, Inc.                                                                              45,000       1,020,600
Andrew Corp. (a)                                                                          45,000         550,800
Cisco Systems, Inc. (a)                                                                   66,800       1,209,080
Comverse Technology, Inc. (a)                                                            113,000       2,127,790
QUALCOMM, Inc.                                                                            37,000       1,444,480
Research in Motion, Ltd. (Canada) (a)                                                     18,000       1,374,120
                                                                                                    -------------
                                                                                                       7,726,870
                                                                                                    -------------

COMPUTER HARDWARE    3.9%
Dell, Inc. (a)                                                                            76,900       2,737,640
International Business Machines Corp.                                                     31,000       2,657,940
                                                                                                    -------------
                                                                                                       5,395,580
                                                                                                    -------------

COMPUTER STORAGE & PERIPHERALS    2.7%
EMC Corp. (a)                                                                             95,000       1,096,300
Lexmark International, Inc., Class A (a)                                                  31,000       2,604,310
                                                                                                    -------------
                                                                                                       3,700,610
                                                                                                    -------------

CONSTRUCTION & FARM MACHINERY    1.2%
Deere & Co.                                                                               25,100       1,620,205
                                                                                                    -------------


CONSUMER FINANCE    1.5%
American Express Co.                                                                      41,650       2,143,309
                                                                                                    -------------

DATA PROCESSING & OUTSOURCING SERVICES    1.2%
Automatic Data Processing, Inc.                                                           41,000       1,694,120
                                                                                                    -------------

DISTILLERS & VINTNERS    0.8%
Brown-Forman Corp., Class B                                                               23,700       1,085,460
                                                                                                    -------------

DIVERSIFIED BANKS    3.5%
Bank of America Corp.                                                                     66,000       2,859,780
Wells Fargo & Co.                                                                         34,000       2,027,420
                                                                                                    -------------
                                                                                                       4,887,200
                                                                                                    -------------

DRUG RETAIL    1.4%
CVS Corp.                                                                                 45,000       1,895,850
                                                                                                    -------------

ELECTRONIC EQUIPMENT MANUFACTURERS    0.4%
Mettler-Toledo International, Inc. (Switzerland) (a)                                      11,000         519,420
                                                                                                    -------------

GENERAL MERCHANDISE STORES    0.7%
Target Corp.                                                                              23,000       1,040,750
                                                                                                    -------------

HEALTH CARE EQUIPMENT    3.7%
Medtronic, Inc.                                                                           49,000       2,543,100
St. Jude Medical, Inc. (a)                                                                15,000       1,129,050
Zimmer Holdings, Inc. (a)                                                                 18,000       1,422,720
                                                                                                    -------------
                                                                                                       5,094,870
                                                                                                    -------------

HEALTH CARE SERVICES    0.9%
Laboratory Corp. of America Holdings (a)                                                  29,000       1,267,880
                                                                                                    -------------

HOTELS    7.4%
Carnival Corp.                                                                            75,000       3,546,750
Marriott International, Inc., Class A                                                     69,000       3,585,240
Starwood Hotels & Resorts Worldwide, Inc.                                                 68,000       3,156,560
                                                                                                    -------------
                                                                                                      10,288,550
                                                                                                    -------------

HOUSEHOLD PRODUCTS    2.8%
Clorox Co.                                                                                13,000         692,900
Procter & Gamble Co.                                                                      59,200       3,203,904
                                                                                                    -------------
                                                                                                       3,896,804
                                                                                                    -------------

HYPERMARKETS & SUPER CENTERS    2.0%
Wal-Mart Stores, Inc.                                                                     53,000       2,819,600
                                                                                                    -------------

INDUSTRIAL CONGLOMERATES    4.8%
General Electric Co.                                                                     116,400       3,908,712
Tyco International, Ltd. (Bermuda)                                                        91,000       2,790,060
                                                                                                    -------------
                                                                                                       6,698,772
                                                                                                    -------------



INDUSTRIAL MACHINERY    1.5%
Danaher Corp.                                                                             22,000       1,128,160
Ingersoll-Rand Co., Class A (Bermuda)                                                     13,300         904,001
                                                                                                    -------------
                                                                                                       2,032,161
                                                                                                    -------------

INTEGRATED OIL & GAS    2.7%
ConocoPhillips                                                                            19,000       1,574,150
Exxon Mobil Corp.                                                                         32,000       1,546,560
Total SA - ADR (France)                                                                    7,000         715,190
                                                                                                    -------------
                                                                                                       3,835,900
                                                                                                    -------------

INTEGRATED TELECOMMUNICATION SERVICES    3.5%
Sprint Corp.                                                                             121,000       2,435,730
Verizon Communications, Inc.                                                              61,000       2,402,180
                                                                                                    -------------
                                                                                                       4,837,910
                                                                                                    -------------

INTERNET SOFTWARE & SERVICES    0.9%
Yahoo! Inc. (a)                                                                           37,000       1,254,670
                                                                                                    -------------

INVESTMENT BANKING & BROKERAGE    1.0%
Merrill Lynch & Co., Inc.                                                                 28,400       1,412,048
                                                                                                    -------------

IT CONSULTING & OTHER SERVICES    0.5%
Accenture, Ltd., Class A (Bermuda) (a)                                                    25,000         676,250
                                                                                                    -------------

MANAGED HEALTH CARE    1.5%
UnitedHealth Group, Inc.                                                                  28,000       2,064,720
                                                                                                    -------------

MOVIES & ENTERTAINMENT    2.9%
News Corp., Ltd. - ADR (Australia)                                                        22,400         736,288
News Corp., Ltd. - ADR (Australia)                                                        62,100       1,945,593
Walt Disney Co.                                                                           59,000       1,330,450
                                                                                                    -------------
                                                                                                       4,012,331
                                                                                                    -------------

MULTI-LINE INSURANCE    0.8%
American International Group, Inc.                                                        16,708       1,135,977
                                                                                                    -------------

OIL & GAS EQUIPMENT & SERVICES    1.1%
Baker Hughes, Inc.                                                                        36,000       1,573,920
                                                                                                    -------------

OTHER DIVERSIFIED FINANCIAL SERVICES    1.4%
J.P. Morgan Chase & Co.                                                                   50,150       1,992,460
                                                                                                    -------------

PERSONAL PRODUCTS    1.7%
Avon Products, Inc.                                                                       37,000       1,616,160
Gillette Co.                                                                              17,000         709,580
                                                                                                    -------------
                                                                                                       2,325,740
                                                                                                    -------------

PHARMACEUTICALS    8.7%


Allergan, Inc.                                                                            18,000       1,305,900
Eli Lilly & Co.                                                                           24,000       1,441,200
Johnson & Johnson                                                                         53,000       2,985,490
Pfizer, Inc.                                                                              44,600       1,364,760
Schering-Plough Corp.                                                                    163,000       3,106,780
Wyeth                                                                                     52,000       1,944,800
                                                                                                    -------------
                                                                                                      12,148,930
                                                                                                    -------------

SEMICONDUCTORS    3.7%
Analog Devices, Inc.                                                                      29,000       1,124,620
Intel Corp.                                                                               69,200       1,388,152
Linear Technology Corp.                                                                   30,000       1,087,200
Texas Instruments, Inc.                                                                   70,000       1,489,600
                                                                                                    -------------
                                                                                                       5,089,572
                                                                                                    -------------

SOFT DRINKS    1.0%
PepsiCo, Inc.                                                                             28,000       1,362,200
                                                                                                    -------------

SYSTEMS SOFTWARE    3.3%
Adobe Systems, Inc.                                                                       37,000       1,830,390
Microsoft Corp.                                                                          102,000       2,820,300
                                                                                                    -------------
                                                                                                       4,650,690
                                                                                                    -------------

TOTAL LONG-TERM INVESTMENTS    91.1%
   (Cost $121,550,878)                                                                               126,764,375
                                                                                                    -------------

SHORT-TERM INVESTMENTS    8.8%
REPURCHASE AGREEMENT    8.1%

Bank of America Securities LLC ($11,254,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 1.79%,
dated 09/30/04, to be sold on 10/01/04 at $11,254,560)                                                11,254,000
                                                                                                    -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS    0.7%
Federal National Mortgage Association ($1,000,000  par,
yielding 1.693%, 11/08/04 maturity) (b)                                                                  998,216
                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $12,252,216)                                                                                 12,252,216
                                                                                                    -------------

TOTAL INVESTMENTS    99.9%
   (Cost $133,803,094)                                                                               139,016,591

OTHER ASSETS IN EXCESS OF LIABILITIES    0.1%                                                            119,212
                                                                                                    -------------

NET ASSETS    100.0%                                                                                $139,135,803
                                                                                                    -------------

        Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or portion of these securities have been physically segregated in connection with open futures contracts.
ADR     - American Depositary Receipt


Future contracts outstanding as of September 30, 2004.

                                                                                                       Unrealized
                                                                                                      Appreciation/
                                                                                     Contracts        Depreciation
Long Contracts:
     S&P 500 Index Futures December 2004
     (Current notional value of $278,725 per contract)                                    25           $ (61,543)
                                                                                     ----------     -------------

           VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               NUMBER OF
           DESCRIPTION                                                                          SHARES          VALUE
           ----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS    96.6%
           ADVERTISING    0.2%
           Interpublic Group Co., Inc. (a)                                                       228,680   $     2,421,721
                                                                                                           ----------------

           AEROSPACE & DEFENSE    1.9%
           Northrop Grumman Corp.                                                                206,220        10,997,713
           Raytheon Co.                                                                          228,490         8,678,050
                                                                                                           ----------------
                                                                                                                19,675,763
                                                                                                           ----------------

           AUTO PARTS & EQUIPMENT    1.4%
           Magna International, Inc., Class A - (Canada)                                         194,190        14,385,595
                                                                                                           ----------------

           AUTOMOBILE MANUFACTURERS    2.1%
           Honda Motor Co. Ltd.- ADR (Japan)                                                     870,090        21,195,392
                                                                                                           ----------------

           BROADCASTING & CABLE TV    1.5%
           Clear Channel Communications, Inc.                                                    483,690        15,076,617
                                                                                                           ----------------

           COMMUNICATIONS EQUIPMENT    0.6%
           Motorola, Inc.                                                                        311,210         5,614,228
                                                                                                           ----------------

           COMPUTER HARDWARE    1.6%
           Hewlett-Packard Co.                                                                   448,910         8,417,062
           International Business Machines Corp.                                                  91,070         7,808,342
                                                                                                           ----------------
                                                                                                                16,225,404
                                                                                                           ----------------

           DATA PROCESSING & OUTSOURCING SERVICES    2.6%
           Automatic Data Processing, Inc.                                                       243,890        10,077,535
           First Data Corp.                                                                      224,010         9,744,435
           SunGard Data Systems, Inc. (a)                                                        288,280         6,852,416
                                                                                                           ----------------
                                                                                                                26,674,386
                                                                                                           ----------------

           DEPARTMENT STORES    0.9%
           Kohl's Corp. (a)                                                                      181,970         8,769,134
                                                                                                           ----------------

           DIVERSIFIED BANKS    1.4%
           Bank of America Corp.                                                                 330,000        14,298,900
                                                                                                           ----------------

           DIVERSIFIED CHEMICALS    3.6%
           Bayer AG - ADR (Germany)                                                              889,080        24,387,464
           Dow Chemical Co.                                                                      282,490        12,762,898
                                                                                                           ----------------
                                                                                                                37,150,362
                                                                                                           ----------------

           DIVERSIFIED COMMERCIAL SERVICES    1.2%
           Equifax, Inc.                                                                         456,700        12,038,612
                                                                                                           ----------------

           ELECTRIC UTILITIES    4.5%
           Consolidated Edison, Inc.                                                             152,820         6,424,553
           Edison International, Inc.                                                            205,940         5,459,469
           Entergy Corp.                                                                         202,450        12,270,495
           Exelon Corp.                                                                          330,800        12,137,052
           FirstEnergy Corp.                                                                     229,560         9,430,325
                                                                                                           ----------------
                                                                                                                45,721,894
                                                                                                           ----------------

           ELECTRICAL COMPONENTS & EQUIPMENT    0.2%
           Emerson Electric Co.                                                                   33,120         2,049,797
                                                                                                           ----------------

           GENERAL MERCHANDISE STORES    1.1%
           Target Corp.                                                                          247,480        11,198,470
                                                                                                           ----------------

           GOLD    1.3%
           Newmont Mining Corp.                                                                  283,610        12,912,763
                                                                                                           ----------------

           HEALTH CARE EQUIPMENT    1.5%
           Bausch & Lomb, Inc.                                                                   235,700        15,662,265
                                                                                                           ----------------

           HOTELS    1.9%
           Hilton Hotels Corp.                                                                   232,730         4,384,633
           Marriott International, Inc., Class A                                                 180,170         9,361,633
           Starwood Hotels & Resorts Worldwide, Inc.                                             123,280         5,722,658
                                                                                                           ----------------
                                                                                                                19,468,924
                                                                                                           ----------------

           HOUSEHOLD PRODUCTS    2.0%
           Kimberly-Clark Corp.                                                                  308,920        19,953,143
                                                                                                           ----------------

           INDUSTRIAL CONGLOMERATES    1.5%
           General Electric Co.                                                                  464,030        15,582,127
                                                                                                           ----------------

           INDUSTRIAL MACHINERY    1.7%
           Ingersoll-Rand Co., Class A - (Bermuda)                                               107,740         7,323,088

           Parker Hannifin Corp.                                                                 168,380         9,910,847
                                                                                                           ----------------
                                                                                                                17,233,935
                                                                                                           ----------------

           INTEGRATED OIL & GAS    9.8%
           BP Plc - ADR (United Kingdom)                                                         582,620        33,518,129
           ChevronTexaco Corp.                                                                    36,760         1,971,806
           ConocoPhillips                                                                        246,500        20,422,525
           Exxon Mobil Corp.                                                                     473,660        22,891,988
           Royal Dutch Petroleum Co. (Netherlands)                                               406,050        20,952,180
                                                                                                           ----------------
                                                                                                                99,756,628
                                                                                                           ----------------

           INTEGRATED TELECOMMUNICATION SERVICES    3.8%
           SBC Communications, Inc.                                                              260,430         6,758,159
           Sprint Corp.                                                                          822,910        16,565,178
           Verizon Communications, Inc.                                                          393,386        15,491,541
                                                                                                           ----------------
                                                                                                                38,814,878
                                                                                                           ----------------

           INVESTMENT BANKING & BROKERAGE    4.0%
           Goldman Sachs Group, Inc.                                                              28,660         2,672,258
           Lehman Brothers Holdings, Inc.                                                        254,900        20,320,628
           Merrill Lynch & Co., Inc.                                                             365,170        18,156,252
                                                                                                           ----------------
                                                                                                                41,149,138
                                                                                                           ----------------

           IT CONSULTING & OTHER SERVICES    1.3%
           Accenture, Ltd., Class A (Bermuda) (a)                                                492,730        13,328,347
                                                                                                           ----------------

           LIFE & HEALTH INSURANCE    2.4%
           Metlife, Inc.                                                                         309,770        11,972,611
           Prudential Financial, Inc.                                                            255,700        12,028,128
                                                                                                           ----------------
                                                                                                                24,000,739
                                                                                                           ----------------

           MANAGED HEALTH CARE    1.0%
           Cigna Corp.                                                                           142,500         9,922,275
                                                                                                           ----------------

           MOVIES & ENTERTAINMENT    4.1%
           Time Warner, Inc. (a)                                                               1,498,140        24,179,980
           Walt Disney Co.                                                                       762,090        17,185,130
                                                                                                           ----------------
                                                                                                                41,365,110
                                                                                                           ----------------

           MULTI-LINE INSURANCE    1.5%
           Hartford Financial Services Group, Inc.                                               251,430        15,571,060
                                                                                                           ----------------

           OIL & GAS EQUIPMENT & SERVICES    2.8%
           Schlumberger Ltd. (Netherlands Antilles)                                              424,010        28,540,113
                                                                                                           ----------------

           OIL & GAS REFINING & MARKETING    1.1%
           Valero Energy Corp.                                                                   135,650        10,880,487
                                                                                                           ----------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    5.3%
           Citigroup, Inc.                                                                       475,010        20,957,441
           J.P. Morgan Chase & Co.                                                               822,491        32,677,567
                                                                                                           ----------------
                                                                                                                53,635,008
                                                                                                           ----------------

           PACKAGED FOODS    2.1%
           Cadbury Schweppes Plc - ADR (United Kingdom)                                          346,710        10,716,806
           Kraft Foods, Inc., Class A                                                            336,440        10,671,877
                                                                                                           ----------------
                                                                                                                21,388,683
                                                                                                           ----------------

           PAPER PACKAGING    0.8%
           Temple-Inland, Inc.                                                                   120,050         8,061,358
                                                                                                           ----------------

           PAPER PRODUCTS    0.2%
           International Paper Co.                                                                55,570         2,245,584
                                                                                                           ----------------

           PHARMACEUTICALS    8.3%
           Bristol-Myers Squibb Co.                                                            1,382,290        32,718,804
           Roche Holdings AG - ADR (Switzerland)                                                 188,530        19,476,544
           Sanofi Aventis - ADR (France)                                                         114,600         4,156,141
           Schering-Plough Corp.                                                               1,030,110        19,633,897
           Wyeth                                                                                 232,590         8,698,866
                                                                                                           ----------------
                                                                                                                84,684,252
                                                                                                           ----------------

           PROPERTY & CASUALTY    3.3%
           Chubb Corp.                                                                           324,510        22,806,563
           St. Paul Travelers Cos., Inc.                                                         341,540        11,291,312
                                                                                                           ----------------
                                                                                                                34,097,875
                                                                                                           ----------------

           RAILROADS    2.4%
           Norfolk Southern Corp.                                                                668,930        19,893,978
           Union Pacific Corp.                                                                    77,680         4,552,048
                                                                                                           ----------------
                                                                                                                24,446,026
                                                                                                           ----------------

           REGIONAL BANKS    0.7%
           PNC Financial Services Group, Inc.                                                    141,190         7,638,379
                                                                                                           ----------------

           RESTAURANTS    0.8%
           McDonald's Corp.                                                                      282,300         7,912,869
                                                                                                           ----------------

           SOFT DRINKS    1.3%
           Coca-Cola Co.                                                                         334,960        13,415,148
                                                                                                           ----------------

           SYSTEMS SOFTWARE    1.9%
           Computer Associates International, Inc.                                               338,890         8,912,807
           Microsoft Corp.                                                                       368,640        10,192,896
                                                                                                           ----------------
                                                                                                                19,105,703
                                                                                                           ----------------

           THRIFTS & MORTGAGE FINANCE    1.6%
           Freddie Mac                                                                           246,350        16,071,874
                                                                                                           ----------------

           TOBACCO    0.7%
           Altria Group, Inc.                                                                    158,060         7,435,142
                                                                                                           ----------------

           WIRELESS TELECOMMUNICATION SERVICES    0.7%
           AT&T Wireless Services, Inc. (a)                                                      513,580         7,590,712
                                                                                                           ----------------

           TOTAL LONG-TERM INVESTMENTS    96.6%
              (Cost $876,175,742)                                                                              984,366,820

           REPURCHASE AGREEMENT    2.8%

           UBS Securities LLC ($28,442,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.73%, dated
           09/30/04, to be sold on 10/01/04 at $28,443,367)                                                     28,442,000
                                                                                                          ----------------
              (Cost $28,442,000)

           TOTAL INVESTMENTS    99.4%
              (Cost $904,617,742)                                                                            1,012,808,820

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.6%                                                         5,777,253
                                                                                                           ----------------

           NET ASSETS    100.0%                                                                             $1,018,586,073
                                                                                                           ================

        Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR     - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                            COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS    1.5%
$    966   Federal Home Loan Mortgage Corp. (Interest Only)                          5.000 %         12/15/16          $    109,296
   1,605   Federal Home Loan Mortgage Corp. (Interest Only)                          6.000     05/15/30 to 05/01/31         214,827
     565   Federal Home Loan Mortgage Corp. (Interest Only)                          6.500           04/01/28                99,258
     196   Federal Home Loan Mortgage Corp. (Interest Only)                          8.000           06/01/31                35,019
     750   Federal National Mortgage Association                                     6.022           11/25/10               819,635
   1,200   Federal National Mortgage Association (Interest Only)                     5.000           09/25/11                20,647
     988   Federal National Mortgage Association (Interest Only)                     6.000           11/25/32               145,311
   1,866   Federal National Mortgage Association (Interest Only)                     6.500     07/01/31 to 05/25/33         328,104
     164   Federal National Mortgage Association (Interest Only)                     8.000           05/01/30                33,370
     199   Federal National Mortgage Association (Interest Only) REMIC               6.000           08/25/32                30,139
     858   Federal National Mortgage Association (Interest Only) REMIC               7.000     03/01/32 to 04/25/33         148,839
     659   Government National Mortgage Association (Interest Only) REMIC (a)        5.620           05/16/32                39,743
   1,316   Government National Mortgage Association (Interest Only) REMIC (a)        6.220     04/16/29 to 05/16/32          94,245
                                                                                                                       -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                 2,118,433
                                                                                                                       -------------

           MORTGAGE BACKED SECURITIES    41.7%
     378   Federal Home Loan Mortgage Corp.                                          6.000     06/01/29 to 09/01/29         391,036
     104   Federal Home Loan Mortgage Corp.                                          6.500           06/01/29               109,334
   3,060   Federal Home Loan Mortgage Corp.                                          7.500     08/01/24 to 12/01/32       3,285,842
       8   Federal Home Loan Mortgage Corp.                                          8.000           09/01/24                 8,758
     488   Federal Home Loan Mortgage Corp. (ARM)                                    3.637           07/01/34               494,945
   1,100   Federal Home Loan Mortgage Corp. (ARM)                                    4.182           08/01/34             1,107,616
   4,200   Federal Home Loan Mortgage Corp., October                                 5.000              TBA               4,265,625
   2,050   Federal Home Loan Mortgage Corp., October                                 5.500              TBA               2,117,265
   1,604   Federal National Mortgage Association                                     2.000           12/18/32             1,610,603
      36   Federal National Mortgage Association                                     5.500     07/01/24 to 02/01/29          37,007
     346   Federal National Mortgage Association                                     6.000     01/01/14 to 08/01/14         363,733
     211   Federal National Mortgage Association                                     6.500     06/01/09 to 03/01/28         223,000
   4,911   Federal National Mortgage Association                                     7.000     07/01/10 to 02/01/33       5,212,481
   3,292   Federal National Mortgage Association                                     7.500     02/01/23 to 04/01/32       3,529,762
      33   Federal National Mortgage Association                                     8.000     06/01/24 to 10/01/24          35,932
      18   Federal National Mortgage Association                                    10.000           04/01/21                20,617
      48   Federal National Mortgage Association                                    11.000           11/01/20                54,772
     534   Federal National Mortgage Association (ARM)                               3.730           07/01/34               535,581
     750   Federal National Mortgage Association (ARM)                               4.111           09/01/34               761,250
     600   Federal National Mortgage Association (ARM)                               4.237           10/01/34               610,617
     725   Federal National Mortgage Association (ARM)                               4.269           10/01/34               738,141
   2,050   Federal National Mortgage Association, November                           5.500              TBA               2,113,423
  14,440   Federal National Mortgage Association, November                           6.500              TBA              15,112,355
   2,850   Federal National Mortgage Association, October                            4.500              TBA               2,840,202
   9,400   Federal National Mortgage Association, October                            5.500              TBA               9,595,317
   2,300   Federal National Mortgage Association, October                            6.000              TBA               2,379,062
     200   Federal National Mortgage Association, October                            6.500              TBA                 209,812
     175   Government National Mortgage Association                                  6.500     05/15/23 to 03/15/29         185,324
     356   Government National Mortgage Association                                  7.000     04/15/23 to 11/15/27         380,898
      60   Government National Mortgage Association                                  7.500     12/15/21 to 06/15/24          65,051
      54   Government National Mortgage Association                                  8.000     05/15/17 to 01/15/23          59,771
      26   Government National Mortgage Association                                  8.500     05/15/17 to 07/15/17          28,978
     108   Government National Mortgage Association                                  9.500     06/15/09 to 10/15/09         117,485
       4   Government National Mortgage Association                                 11.000           09/15/10                 5,030
   2,775   Government National Mortgage Association, October                         5.500              TBA               2,822,697
                                                                                                                       -------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                         61,429,322
                                                                                                                       -------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    17.3%
   4,400   Federal Home Loan Bank                                                    3.000           04/15/09             4,290,202
   3,150   Federal Home Loan Mortgage Corp.                                          6.625           09/15/09             3,557,040
     500   Federal Home Loan Mortgage Corp.                                          6.750           03/15/31               598,856
   3,150   Federal Home Loan Mortgage Corp.                                          7.000           03/15/10             3,631,670
   3,300   Federal National Mortgage Association                                     7.125           06/15/10             3,833,148
   3,350   Federal National Mortgage Association                                     7.250           01/15/10             3,889,183
     505   Federal National Mortgage Association                                     6.625           11/15/30               590,644


   1,985   Financing Corp.                                                           9.650           11/02/18             2,918,962
     700   Financing Corp.                                                           9.800           04/06/18             1,034,293
     960   Tennessee Valley Authority, Ser G                                         7.125           05/01/30             1,191,832
                                                                                                                       -------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                                        25,535,830
                                                                                                                       -------------

           UNITED STATES TREASURY OBLIGATIONS    34.3%
   7,900   United States Treasury Bonds                                              5.250           11/15/28             8,219,089
   1,650   United States Treasury Bonds                                              6.125           08/15/29             1,923,476
   1,500   United States Treasury Bonds                                              7.625           11/15/22             2,003,965
   2,000   United States Treasury Bonds                                              7.625           02/15/25             2,703,438
   1,000   United States Treasury Bonds                                              8.000           11/15/21             1,374,883
   1,800   United States Treasury Bonds                                              8.125           08/15/19             2,464,805
   8,520   United States Treasury Bonds                                              8.125           08/15/21            11,818,842
     800   United States Treasury Bonds                                              8.750           08/15/20             1,159,906
   1,250   United States Treasury Bonds                                              9.250           02/15/16             1,800,245
     350   United States Treasury Bonds (b)                                         10.375           11/15/12               426,399
   1,700   United States Treasury Bonds                                             10.750           08/15/05             1,825,973
     700   United States Treasury Bonds                                             12.000           08/15/13               924,465
   6,100   United States Treasury Notes                                              5.000           08/15/11             6,557,744
   2,600   United States Treasury Notes                                              6.250           02/15/07             2,810,642
   2,600   United States Treasury Notes                                              7.875           11/15/04             2,620,314
   5,600   United States Treasury Notes (STRIPS) (c)                                     *           02/15/25             1,944,561
                                                                                                                       -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                                 50,578,747
                                                                                                                       -------------

TOTAL LONG-TERM INVESTMENTS    94.8%
   (Cost $137,110,914)                                                                                                  139,662,332
                                                                                                                       -------------

SHORT-TERM INVESTMENTS    32.0%
REPURCHASE AGREEMENT    12.2%
           State Street Bank & Trust Co. ($17,997,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.82%, dated 09/30/04, to be sold
           on 10/01/04 at $17,997,910)                                                                                   17,997,000

U.S. GOVERNMENT AGENCY OBLIGATIONS    19.8%
                 Federal Home Loan Bank ($28,881,000  par, yielding 1.65%, 10/01/04 maturity)                            28,881,000
                 United States Treasury Bills ($100,000  par, yielding 1.741%, 01/13/05 maturity) (b)                        99,497
                 United States Treasury Bills ($200,000  par, yielding 1.973%, 03/24/05 maturity) (b)                       198,093
                                                                                                                       -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                 29,178,590
                                                                                                                       -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $47,175,693)                                                                                                    47,175,590
                                                                                                                       -------------

TOTAL INVESTMENTS    126.8%
   (Cost $184,286,607)                                                                                                  186,837,922

LIABILITIES IN EXCESS OF OTHER ASSETS    (26.8%)                                                                        (39,533,633)
                                                                                                                       -------------

NET ASSETS    100.0%                                                                                                   $147,304,289
                                                                                                                       =============


            Percentages are calculated as a percentage of net assets.

*           Zero coupon bond

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. All of the Portfolio's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c)         Interest only strip.

            The obligations of certain US Government sponsored entities are neither issued or guaranteed by the United States Treasury.

ARM       - Adjustable Rate Mortgage

REMIC     - Real Estate Mortgage Investment Conduits

TBA         - To be announced, maturity date has not been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.


The futures contracts outstanding as of September 30, 2004 and the description and unrealized appreciation/depreciation are as follows:

                                                                                                                    UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                   CONTRACTS       DEPRECIATION
SHORT CONTRACTS:
10-Year U.S. Treasury Notes--December 2004 (Current Notional Value of $112,625 per contract)              88         (136,244)
U.S. Treasury Bonds--December 2004 (Current Notional Value of $112,219 per contract)                      13            7,527
2-Year U.S. Treasury Notes--December 2004 (Current Notional Value of $105,617 per contract)               28            1,095
5-Year U.S. Treasury Notes--December 2004 (Current Notional Value of $110,750 per contract)               54          (58,625)
                                                                                                   ---------      -----------
                                                                                                         183        ($186,247)
                                                                                                   =========      ===========




VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



PAR                                                                                                   YIELD ON
AMOUNT                                                                                 MATURITY       DATE OF           AMORTIZED
(000)      DESCRIPTION                                                                   DATE         PURCHASE             COST

           COMMERCIAL PAPER    49.3%
$ 3,000    CBA (Delaware) Finance, Inc.                                                12/23/04        1.869%        $   2,987,135
  3,000    CIT Group, Inc.                                                             10/01/04        1.554             3,000,000
  3,000    Citigroup Global Markets Holdings, Inc.                                     10/05/04        1.554             2,999,483
  3,000    DaimlerChrysler Revolving Auto Conduit LLC                                  10/21/04        1.615             2,997,317
  3,000    Du Pont (E.I.) De Nemours & Co.                                             11/16/04        1.745             2,993,330
  3,000    General Electric Capital Corp.                                              01/20/05        1.932             2,982,240
  3,000    Goldman Sachs Group, Inc. (The)                                             11/23/04        1.658             2,992,713
  3,000    HBOS Treasury Services PLC                                                  11/18/04        1.657             2,993,400
  3,000    ING (US) Funding LLC                                                        10/07/04        1.506             2,999,250
  3,000    Mortgage Interest Networking Trust                                          10/06/04        1.741             2,999,275
  2,000    Swedbank                                                                    10/21/04        1.536             1,998,300
  3,000    U.S. Finance Co. LLC                                                        11/18/04        1.697             2,993,240
                                                                                                                     --------------
           TOTAL COMMERCIAL PAPER                                                                                       34,935,683
                                                                                                                     --------------

           U.S. GOVERNMENT AGENCY OBLIGATIONS    29.5%
  3,000    Federal Home Loan Banks                                                     10/27/04        1.358             2,997,075
  4,000    Federal Home Loan Banks                                                     10/29/04        1.604             3,995,022
  4,000    Federal Home Loan Mortgage Corp.                                            10/20/04        1.497             3,996,854
  3,000    Federal Home Loan Mortgage Corp.                                            02/15/05        1.965             2,977,738
  4,000    Federal National Mortgage Association                                       11/08/04        1.587             3,993,329
  3,000    Federal National Mortgage Association                                       12/22/04        1.859             2,987,358
                                                                                                                     --------------
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                     20,947,376
                                                                                                                     --------------

           CERTIFICATES OF DEPOSIT    8.5%
  3,000    First Tennessee Bank, NA                                                    10/25/04        1.620             3,000,000
  3,000    State Street Bank & Trust Co.                                               02/25/05        2.000             3,000,000
                                                                                                                     --------------
           TOTAL CERTIFICATES OF DEPOSIT                                                                                 6,000,000
                                                                                                                     --------------

           FLOATING RATE NOTE    4.2%
  3,000    US Bank, NA                                                                 06/14/05        2.079             3,005,034
                                                                                                                     --------------

           REPURCHASE AGREEMENT    8.3%

           State Street Bank & Trust Co. ($5,880,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of 1.82%,
           dated 09/30/04, to be sold on 10/01/04 at $5,880,297)                                                         5,880,000
                                                                                                                     --------------

           TOTAL INVESTMENTS    99.8% (a)                                                                               70,768,093

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                   171,330
                                                                                                                     --------------

           NET ASSETS    100.0%                                                                                        $70,939,423
                                                                                                                     --------------

           Percentages are calculated as a percentage of net assets.

           (a) At September 30, 2004, cost is identical for both book and federal income tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                                                                    NUMBER OF
DESCRIPTION                                                          SHARES                       VALUE
COMMON STOCKS    99.6%
ADVERTISING    0.6%
Lamar Advertising Co., Class A (a)                                      4,700                       195,567
                                                                                          ------------------

AEROSPACE & DEFENSE    1.1%
Armor Holdings, Inc. (a)                                                4,660                       193,903
United Defense Industries, Inc. (a)                                     4,620                       184,754
                                                                                          ------------------
                                                                                                    378,657
                                                                                          ------------------

AGRICULTURAL PRODUCTS    0.7%
Archer-Daniels-Midland Co.                                             14,090                       239,248
                                                                                          ------------------

AIR FREIGHT & COURIERS    0.6%
Ryder System, Inc.                                                      4,690                       220,618
                                                                                          ------------------

APPAREL & ACCESSORIES    1.5%
Coach, Inc. (a)                                                         8,330                       353,359
Polo Ralph Lauren Corp., Class A                                        4,850                       176,394
                                                                                          ------------------
                                                                                                    529,753
                                                                                          ------------------

APPAREL RETAIL    3.1%
Aeropostale, Inc. (a)                                                   7,185                       188,247
American Eagle Outfitters, Inc.                                         4,820                       177,617
Claire's Stores, Inc.                                                   9,320                       233,373
Finish Line, Inc., Class A                                              4,750                       146,870
Pacific Sunwear of California, Inc. (a)                                14,535                       305,962
                                                                                          ------------------
                                                                                                  1,052,069
                                                                                          ------------------

APPLICATION SOFTWARE    2.6%
Autodesk, Inc.                                                          9,380                       456,149
Cognos, Inc. (Canada) (a)                                               5,820                       206,726
RSA Security, Inc. (a)                                                 11,540                       222,722
                                                                                          ------------------
                                                                                                    885,597
                                                                                          ------------------

ASSET MANAGEMENT & CUSTODY BANKS    1.5%
Investors Financial Services Corp.                                      4,680                       211,208
Legg Mason, Inc.                                                        5,490                       292,452
                                                                                          ------------------
                                                                                                    503,660
                                                                                          ------------------

BIOTECHNOLOGY    4.6%
Abgenix, Inc. (a)                                                      14,390                       141,885

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                                                                  NUMBER OF
DESCRIPTION                                                        SHARES                       VALUE
Biogen Idec, Inc. (a)                                                   4,760                       291,169
Celgene Corp. (a)                                                       3,710                       216,033
Charles River Laboratories International, Inc. (a)                      5,810                       266,098
Digene Corp. (a)                                                        4,760                       123,570
Gilead Sciences, Inc. (a)                                              14,300                       534,534
                                                                                          ------------------
                                                                                                  1,573,289
                                                                                          ------------------

BROADCASTING & CABLE TV    1.1%
XM Satellite Radio Holdings, Inc., Class A (a)                         11,890                       368,828
                                                                                          ------------------

BUILDING PRODUCTS    0.7%
Masco Corp.                                                             6,970                       240,674
                                                                                          ------------------

CASINOS & GAMING    1.6%
MGM Mirage (a)                                                          7,200                       357,480
Wynn Resorts, Ltd. (a)                                                  3,510                       181,432
                                                                                          ------------------
                                                                                                    538,912
                                                                                          ------------------

COMMUNICATIONS EQUIPMENT    4.5%
CommScope, Inc. (a)                                                     9,620                       207,792
Comverse Technology, Inc. (a)                                          14,360                       270,399
Juniper Networks, Inc. (a)                                             12,160                       286,976
Nextel Partners, Inc., Class A (a)                                     11,920                       197,634
Research in Motion, Ltd. (Canada) (a)                                   4,680                       357,271
Tellabs, Inc. (a)                                                      23,160                       212,840
                                                                                          ------------------
                                                                                                  1,532,912
                                                                                          ------------------

COMPUTER & ELECTRONICS RETAIL    0.8%
Circuit City Stores, Inc.                                              18,930                       290,386
                                                                                          ------------------

COMPUTER HARDWARE    0.8%
Apple Computer, Inc. (a)                                                7,010                       271,637
                                                                                          ------------------

COMPUTER STORAGE & PERIPHERALS    1.5%
Avid Technology, Inc. (a)                                               3,580                       167,795
Brocade Communications Systems, Inc. (a)                               23,730                       134,074
Lexmark International, Inc., Class A (a)                                2,420                       203,304
                                                                                          ------------------
                                                                                                    505,173
                                                                                          ------------------

CONSTRUCTION & ENGINEERING    0.4%
Dycom Industries, Inc. (a)                                              5,030                       142,802
                                                                                         ------------------

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                                                                   NUMBER OF
DESCRIPTION                                                         SHARES                       VALUE
CONSTRUCTION & FARM MACHINERY    0.5%
Cummins, Inc.                                                           2,370                       175,119
                                                                                          ------------------

CONSUMER ELECTRONICS    1.1%
Harman International Industries, Inc.                                   3,480                       374,970
                                                                                          ------------------

DATA PROCESSING & OUTSOURCING SERVICES    1.3%
DST Systems, Inc. (a)                                                   4,730                       210,343
Sabre Holdings Corp., Class A                                           9,460                       232,054
                                                                                          ------------------
                                                                                                    442,397
                                                                                          ------------------

DEPARTMENT STORES    0.7%
J.C. Penney Co., Inc.                                                   7,040                       248,371
                                                                                          ------------------

DIVERSIFIED BANKS    0.6%
Bank of Hawaii Corp.                                                    4,630                       218,767
                                                                                          ------------------

DIVERSIFIED CHEMICALS    0.7%
Eastman Chemical Co.                                                    4,700                       223,485
                                                                                          ------------------

DIVERSIFIED COMMERCIAL SERVICES    4.8%
Alliance Data Systems Corp. (a)                                         5,800                       235,248
Apollo Group, Inc., Class A (a)                                         4,750                       348,507
Brinks Co.                                                              5,860                       176,796
Cendant Corp.                                                          13,900                       300,240
ChoicePoint, Inc. (a)                                                   4,680                       199,602
Corporate Executive Board Co.                                           3,460                       211,890
Meredith Corp.                                                          3,540                       181,885
                                                                                          ------------------
                                                                                                  1,654,168
                                                                                          ------------------

DRUG RETAIL    0.7%
CVS Corp.                                                               5,800                       244,354
                                                                                          ------------------

ELECTRICAL COMPONENTS & EQUIPMENT    0.8%
Rockwell Automation, Inc.                                               7,010                       271,287
                                                                                          ------------------

ELECTRONIC EQUIPMENT MANUFACTURERS    1.2%
Amphenol Corp., Class A (a)                                             4,780                       163,763
Tektronix, Inc.                                                         7,120                       236,740
                                                                                          ------------------
                                                                                                    400,503
                                                                                          ------------------

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                                                                  NUMBER OF
DESCRIPTION                                                        SHARES                       VALUE
EMPLOYMENT SERVICES    0.5%
Robert Half International, Inc.                                         7,120                       183,482
                                                                                          ------------------

FERTILIZERS & AGRICULTURAL CHEMICALS    0.7%
IMC Global, Inc. (a)                                                   14,400                       250,416
                                                                                          ------------------

FOREST PRODUCTS    0.6%
Rayonier, Inc. REIT                                                     4,650                       210,366
                                                                                          ------------------

GAS UTILITIES    1.2%
Sempra Energy                                                           5,850                       211,711
Southwestern Energy Co. (a)                                             4,730                       198,613
                                                                                          ------------------
                                                                                                    410,324
                                                                                          ------------------

HEALTH CARE DISTRIBUTORS    1.5%
Covance, Inc. (a)                                                       5,870                       234,624
Patterson Co., Inc. (a)                                                 3,540                       271,022
                                                                                          ------------------
                                                                                                    505,646
                                                                                          ------------------

HEALTH CARE EQUIPMENT    4.9%
Advanced Medical Optics, Inc. (a)                                       4,780                       189,145
Bausch & Lomb, Inc.                                                     3,510                       233,239
Biomet, Inc.                                                            7,230                       338,942
C.R. Bard, Inc.                                                         4,740                       268,426
Dade Behring Holdings, Inc. (a)                                         4,720                       262,989
Zimmer Holdings, Inc. (a)                                               4,720                       373,069
                                                                                          ------------------
                                                                                                  1,665,810
                                                                                          ------------------

HEALTH CARE FACILITIES    0.6%
Community Health Systems, Inc. (a)                                      7,220                       192,630
                                                                                          ------------------

HEALTH CARE SERVICES    1.3%
eResearch Technology, Inc. (a)                                         17,100                       227,943
Laboratory Corporation of America Holdings (a)                          4,820                       210,730
                                                                                          ------------------
                                                                                                    438,673
                                                                                          ------------------

HEALTH CARE SUPPLIES    1.0%
Fisher Scientific International, Inc. (a)                               3,550                       207,071
Idexx Laboratories, Inc. (a)                                            2,370                       120,254
                                                                                          ------------------
                                                                                                    327,325
                                                                                          ------------------

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                                                                  NUMBER OF
DESCRIPTION                                                        SHARES                       VALUE
HOME ENTERTAINMENT SOFTWARE    0.6%
Activision, Inc. (a)                                                   14,585                       202,294
                                                                                          ------------------

HOMEBUILDING    1.4%
KB Home                                                                 2,430                       205,311
Standard-Pacific Corp.                                                  4,710                       265,503
                                                                                          ------------------
                                                                                                    470,814
                                                                                          ------------------

HOTELS    2.0%
Marriott International, Inc., Class A                                   5,920                       307,603
Starwood Hotels & Resorts Worldwide, Inc.                               8,410                       390,392
                                                                                          ------------------
                                                                                                    697,995
                                                                                          ------------------

HOUSEHOLD APPLIANCES    0.5%
Black & Decker Corp.                                                    2,320                       179,661
                                                                                          ------------------

HOUSEWARES & SPECIALTIES    0.9%
American Greetings Corp., Class A                                       5,970                       149,966
Fortune Brands, Inc.                                                    2,330                       172,630
                                                                                          ------------------
                                                                                                    322,596
                                                                                          ------------------

HYPERMARKETS & SUPER CENTERS    0.6%
BJ's Wholesale Club, Inc. (a)                                           7,260                       198,488
                                                                                          ------------------

INDUSTRIAL MACHINERY    1.5%
Eaton Corp.                                                             4,580                       290,418
Parker Hannifin Corp.                                                   3,500                       206,010
                                                                                          ------------------
                                                                                                    496,428
                                                                                          ------------------

INTEGRATED OIL & GAS    0.9%
Murphy Oil Corp.                                                        3,570                       309,769
                                                                                          ------------------

INTERNET RETAIL    1.3%
eBay, Inc. (a)                                                          4,750                       436,715
                                                                                          ------------------

INTERNET SOFTWARE & SERVICES    0.4%
Digital River, Inc. (a)                                                 4,740                       141,157
                                                                                          ------------------

INVESTMENT BANKING & BROKERAGE    1.0%
Bear Stearns Co., Inc.                                                  3,540                       340,442
                                                                                          ------------------

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

                                                                  NUMBER OF
DESCRIPTION                                                        SHARES                       VALUE
IT CONSULTING & OTHER SERVICES    0.6%
Accenture, Ltd., Class A (Bermuda) (a)                                  8,190                       221,539
                                                                                          ------------------

LEISURE PRODUCTS    0.9%
Brunswick Corp.                                                         6,950                       318,032
                                                                                          ------------------

LIFE & HEALTH INSURANCE    0.7%
Lincoln National Corp.                                                  4,760                       223,720
                                                                                          ------------------

MANAGED HEALTH CARE    1.4%
Coventry Health Care, Inc. (a)                                          4,630                       247,103
Sierra Health Services, Inc. (a)                                        4,680                       224,312
                                                                                          ------------------
                                                                                                    471,415
                                                                                          ------------------

OFFICE ELECTRONICS    0.6%
Zebra Technologies Corp., Class A (a)                                   3,570                       217,806
                                                                                          ------------------

OFFICE SERVICES & SUPPLIES    0.7%
Avery Dennison Corp.                                                    3,510                       230,888
                                                                                          ------------------

OIL & GAS DRILLING    0.9%
ENSCO International, Inc.                                               9,580                       312,979
                                                                                          ------------------

OIL & GAS EQUIPMENT & SERVICES    1.9%
Maverick Tube Corp. (a)                                                 7,040                       216,902
Smith International, Inc. (a)                                           7,070                       429,361
                                                                                          ------------------
                                                                                                    646,263
                                                                                          ------------------

OIL & GAS EXPLORATION & PRODUCTION    1.8%
Noble Energy, Inc.                                                      4,690                       273,146
Ultra Petroleum Corp. (a)                                               6,920                       339,426
                                                                                          ------------------
                                                                                                    612,572
                                                                                          ------------------

OIL & GAS REFINING & MARKETING    1.1%
Valero Energy Corp.                                                     4,780                       383,404
                                                                                          ------------------

PACKAGED FOODS    0.5%
Hershey Foods Corp.                                                     3,600                       168,156
                                                                                          ------------------

PAPER PACKAGING    0.7%

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                                                                      NUMBER OF
DESCRIPTION                                                            SHARES                   VALUE
Temple-Inland, Inc.                                                     3,510                       235,697
                                                                                          ------------------

PHARMACEUTICALS    3.8%
AtheroGenics, Inc. (a)                                                  4,740                       156,183
Elan Corp. - ADR (Ireland) (a)                                         11,920                       278,928
Eon Labs, Inc. (a)                                                      7,170                       155,589
INAMED Corp. (a)                                                        2,430                       115,838
Sepracor, Inc. (a)                                                      4,910                       239,510
Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                    13,230                       343,319
                                                                                          ------------------
                                                                                                  1,289,367
                                                                                          ------------------

PUBLISHING    0.7%
Getty Images, Inc. (a)                                                  4,640                       256,592
                                                                                          ------------------

REGIONAL BANKS    1.6%
Compass Bancshares, Inc.                                                3,510                       153,808
Huntington Bancshares, Inc.                                             6,870                       171,132
TCF Financial Corp.                                                     7,380                       223,540
                                                                                          ------------------
                                                                                                    548,480
                                                                                          ------------------

RESTAURANTS    1.7%
Starbucks Corp. (a)                                                     7,130                       324,130
Yum! Brands, Inc.                                                       5,980                       243,147
                                                                                          ------------------
                                                                                                    567,277
                                                                                          ------------------

SEMICONDUCTOR EQUIPMENT    0.8%
Lam Research Corp. (a)                                                 11,940                       261,247
                                                                                          ------------------

SEMICONDUCTORS    3.8%
Altera Corp. (a)                                                       11,600                       227,012
Cree, Inc. (a)                                                          9,520                       290,646
Marvell Technology Group, Ltd. (Bermuda) (a)                            7,230                       188,920
Microchip Technology, Inc.                                              7,150                       191,906
Micron Technology, Inc. (a)                                            14,360                       172,751
Skyworks Solutions, Inc. (a)                                           24,620                       233,890
                                                                                          ------------------
                                                                                                  1,305,125
                                                                                          ------------------

SPECIALIZED FINANCE    0.8%
CIT Group, Inc.                                                         6,920                       258,739
                                                                                          ------------------

SPECIALTY CHEMICALS    0.7%

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


                                                                     NUMBER OF
DESCRIPTION                                                           SHARES                     VALUE
Cytec Industries, Inc.                                                  4,700                       230,065
                                                                                          ------------------

SPECIALTY STORES    2.5%
Barnes & Noble, Inc. (a)                                                5,850                       216,450
Dicks Sporting Goods, Inc. (a)                                          7,190                       256,108
Michaels Stores, Inc.                                                   3,550                       210,196
Williams-Sonoma, Inc. (a)                                               4,780                       179,489
                                                                                          ------------------
                                                                                                    862,243
                                                                                          ------------------

STEEL    0.9%
Nucor Corp.                                                             3,550                       324,364
                                                                                          ------------------

SYSTEMS SOFTWARE    3.0%
Adobe Systems, Inc.                                                     5,910                       292,368
NCR Corp. (a)                                                           4,750                       235,553
Symantec Corp. (a)                                                      9,190                       504,347
                                                                                          ------------------
                                                                                                  1,032,268
                                                                                          ------------------

THRIFTS & MORTGAGE FINANCE    1.3%
MGIC Investment Corp.                                                   2,430                       161,717
New Century Financial Corp. (a)                                         4,690                       282,432
                                                                                          ------------------
                                                                                                    444,149
                                                                                          ------------------

TRADING COMPANIES & DISTRIBUTORS    0.6%
Fastenal Co.                                                            3,580                       206,208
                                                                                          ------------------

TRUCKING    1.4%
JB Hunt Transportation Services, Inc.                                   7,040                       261,466
Yellow Roadway Corp. (a)                                                4,760                       223,196
                                                                                          ------------------
                                                                                                    484,662
                                                                                          ------------------

WIRELESS TELECOMMUNICATION SERVICES    0.7%
Western Wireless Corp., Class A (a)                                     9,550                       245,531
                                                                                          ------------------

TOTAL LONG-TERM INVESTMENTS    99.6%
   (Cost $30,513,482)                                                                            34,063,022

REPURCHASE AGREEMENT    0.3%

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                   NUMBER OF
DESCRIPTION                                                                          SHARES                      VALUE
UBS Securities LLC ($112,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.73%, dated
09/30/04, to be sold on 10/01/04 at $112,005)                                                                         112,000
                                                                                                           ------------------
  (Cost $112,000)

Total Investments    99.9%
   (Cost $30,625,482)                                                                                              34,175,022

OTHER ASSETS IN EXCESS OF LIABILITIES    0.1%                                                                          20,226
                                                                                                           ------------------

NET ASSETS    100.0%                                                                                              $34,195,248
                                                                                                           ==================


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR  - American Depositary Receipt
REIT - Real Estate Investment Trust

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Life Investment Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ---------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004